WARRANTS (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.3546	$ 0.3546	$ 1.35	$ 1.35	$ 1.35
Class of Warrant or Right, Number of Warrants	54,895,578	54,895,578
Warrant One [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.60	$ 0.60
Class of Warrant or Right, Number of Warrants	2,348,587	2,348,587
Class Of Warrant Or Right Expiry Date	Mar. 31, 2023	Mar. 31, 2023
Warrant Two [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.4868	$ 0.4868
Class of Warrant or Right, Number of Warrants	15,603,103	15,603,103
Class Of Warrant Or Right Expiry Date	Feb. 26, 2019	Feb. 26, 2019
Warrant Three [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.4868	$ 0.4868
Class of Warrant or Right, Number of Warrants	3,265,093	3,265,093
Class Of Warrant Or Right Expiry Date	Mar. 27, 2019	Mar. 27, 2019
Warrant Four [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.4868	$ 0.4868
Class of Warrant or Right, Number of Warrants	871,813	871,813
Class Of Warrant Or Right Expiry Date	Mar. 31, 2019	Mar. 31, 2019
Warrant Five [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.4868	$ 0.4868
Class of Warrant or Right, Number of Warrants	6,759,081	6,759,081
Class Of Warrant Or Right Expiry Date	Apr. 21, 2019	Apr. 21, 2019
Warrant Six [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.4868	$ 0.4868
Class of Warrant or Right, Number of Warrants	3,191,037	3,191,037
Class Of Warrant Or Right Expiry Date	May 27, 2019	May 27, 2019
Warrant Seven [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.4868	$ 0.4868
Class of Warrant or Right, Number of Warrants	3,117,199	3,117,199
Class Of Warrant Or Right Expiry Date	Jun. 30, 2019	Jun. 30, 2019
Warrant Eight [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.2952	$ 0.2952
Class of Warrant or Right, Number of Warrants	3,333,328	3,333,328
Class Of Warrant Or Right Expiry Date	Feb. 26, 2019	Feb. 26, 2019
Warrant Nine [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.25	$ 0.25
Class of Warrant or Right, Number of Warrants	400,014	400,014
Class Of Warrant Or Right Expiry Date	Jun. 27, 2020	Jun. 27, 2020
Warrant Ten [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.0625	$ 0.0625
Class of Warrant or Right, Number of Warrants	9,603,842	9,603,842
Class Of Warrant Or Right Expiry Date	Aug. 14, 2022	Aug. 14, 2022
Warrant Eleven [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.0625	$ 0.0625
Class of Warrant or Right, Number of Warrants	6,402,481	6,402,481
Class Of Warrant Or Right Expiry Date	Mar. 31, 2022	Mar. 31, 2022